Schedule of investments
Delaware Global Listed Real Assets Fund	July 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 8.75%
Basic Industry — 1.06%
Alcoa Nederland Holding 144A 5.50% 12/15/27 #	365,000	$ 360,370
Cleveland-Cliffs 144A 7.00% 3/15/32 #	215,000	216,046
FMG Resources August 2006
144A 5.875% 4/15/30 #	75,000	73,996
144A 6.125% 4/15/32 #	200,000	198,229
Novelis
144A 3.875% 8/15/31 #	175,000	153,944
144A 4.75% 1/30/30 #	100,000	94,569

Vibrantz Technologies 144A 9.00% 2/15/30 #	85,000	76,174
		1,173,328
Brokerage — 0.06%
HAT Holdings I 144A 3.75% 9/15/30 #	75,000	65,896
		65,896
Capital Goods — 0.96%
Ball 3.125% 9/15/31	290,000	247,903
Bombardier
144A 7.25% 7/1/31 #	195,000	200,989
144A 8.75% 11/15/30 #	120,000	130,193

Clean Harbors 144A 5.125% 7/15/29 #	130,000	125,948
GFL Environmental 144A 5.125% 12/15/26 #	110,000	109,109
Sealed Air
144A 4.00% 12/1/27 #	120,000	113,924
144A 5.00% 4/15/29 #	135,000	130,510
		1,058,576
Communications — 1.96%
CCO Holdings 144A 5.375% 6/1/29 #	240,000	224,575
CMG Media 144A 8.875% 12/15/27 #	145,000	84,883
CSC Holdings 144A 4.50% 11/15/31 #	200,000	138,120
Cumulus Media New Holdings 144A 8.00% 7/1/29 #	41,000	16,195
Frontier Communications Holdings 144A 5.875% 10/15/27 #	203,000	201,166
Gray Television 144A 5.375% 11/15/31 #	265,000	173,023
Lamar Media 3.75% 2/15/28	120,000	113,121
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	181,018
Nexstar Media 144A 5.625% 7/15/27 #	143,000	138,817
Outfront Media Capital 144A 4.625% 3/15/30 #	165,000	151,746
Sirius XM Radio 144A 5.50% 7/1/29 #	210,000	200,909
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	400,000	372,857
NQ- 095 [0724] 0924 (3842461)    1

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	$ 169,588
		2,166,018
Consumer Cyclical — 1.76%
Caesars Entertainment 144A 7.00% 2/15/30 #	315,000	325,145
Carnival
144A 5.75% 3/1/27 #	75,000	74,673
144A 6.00% 5/1/29 #	185,000	184,666
144A 7.625% 3/1/26 #	125,000	126,287

Goodyear Tire & Rubber 5.25% 7/15/31	145,000	135,715
Hilton Domestic Operating
144A 4.00% 5/1/31 #	205,000	185,852
4.875% 1/15/30	135,000	130,646

Murphy Oil USA 144A 3.75% 2/15/31 #	221,000	196,425
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	335,000	333,944
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	265,000	250,218
		1,943,571
Consumer Non-Cyclical — 0.39%
CHS 144A 5.25% 5/15/30 #	213,000	185,994
Tenet Healthcare
4.25% 6/1/29	139,000	131,270
6.875% 11/15/31	100,000	107,146
		424,410
Electric — 0.82%
Calpine
144A 5.00% 2/1/31 #	25,000	23,630
144A 5.125% 3/15/28 #	240,000	232,594

NRG Energy 144A 3.625% 2/15/31 #	125,000	109,473
PG&E 5.25% 7/1/30	60,000	58,029
TerraForm Power Operating 144A 4.75% 1/15/30 #	213,000	198,096
Vistra Operations
144A 5.00% 7/31/27 #	50,000	48,995
144A 5.50% 9/1/26 #	50,000	49,585
144A 5.625% 2/15/27 #	190,000	188,659
		909,061
Energy — 1.00%
CNX Resources 144A 6.00% 1/15/29 #	185,000	183,255
Genesis Energy 8.25% 1/15/29	205,000	213,408
Hilcorp Energy I 144A 6.00% 4/15/30 #	75,000	73,429
2    NQ- 095 [0724] 0924 (3842461)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Murphy Oil
5.875% 12/1/27	130,000	$ 130,059
6.375% 7/15/28	37,000	37,274

Nabors Industries 144A 9.125% 1/31/30 #	145,000	155,012
NGL Energy Operating 144A 8.375% 2/15/32 #	185,000	189,158
NuStar Logistics
6.00% 6/1/26	65,000	65,120
6.375% 10/1/30	60,000	61,274
		1,107,989
Technology — 0.35%
Iron Mountain 144A 4.50% 2/15/31 #	275,000	253,029
Seagate HDD Cayman 5.75% 12/1/34	135,000	132,075
		385,104
Transportation — 0.39%
Air Canada 144A 3.875% 8/15/26 #	175,000	168,464
American Airlines 144A 5.75% 4/20/29 #	214,402	209,720
Delta Air Lines 7.375% 1/15/26	47,000	48,075
		426,259
Total Corporate Bonds (cost $9,982,048)		9,660,212

Non-Agency Commercial Mortgage-Backed Securities — 0.71%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	174,607
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	603,593
Total Non-Agency Commercial Mortgage-Backed Securities (cost $980,201)		778,200

Loan Agreements — 1.58%
Communications — 0.38%
Charter Communications Operating Tranche B2 7.082% (SOFR03M + 1.75%) 2/1/27 •	252,210	252,331
Lamar Media Tranche B 6.944% (SOFR01M + 1.60%) 2/5/27 •	169,139	169,245
		421,576
NQ- 095 [0724] 0924 (3842461)    3

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)
Electric — 0.94%
Calpine
7.344% (SOFR01M + 2.00%) 12/16/27 •		58,106	$ 58,383
7.344% (SOFR01M + 2.00%) 1/31/31 •		312,458	312,689

Calpine Construction Finance 7.344% (SOFR01M + 2.00%) 7/31/30 •		121,443	121,511
Hamilton Projects Acquiror 1st Lien 9.094% (SOFR01M + 3.75%) 5/22/31 •		200,000	202,250
Parkway Generation
Tranche B 10.264% (SOFR03M + 5.01%) 2/18/29 •		155,688	156,211
Tranche C 10.264% (SOFR03M + 5.01%) 2/18/29 •		20,735	20,805

Vistra Operations 7.344% (SOFR01M + 2.00%) 12/20/30 •		162,200	162,873
			1,034,722
Finance Companies — 0.26%
Castlelake Aviation One DAC 7.839% (SOFR03M + 2.50%) 10/22/26 •		218,812	219,770
Setanta Aircraft Leasing DAC Tranche B 7.346% (SOFR03M + 2.01%) 11/6/28 •		62,500	62,920
			282,690
Total Loan Agreements (cost $1,729,259)			1,738,988

Sovereign Bonds — 8.83%Δ
Australia — 0.23%
Australia Government Bond 2.50% 9/20/30 ■	AUD	251,897	250,966
			250,966
Canada — 0.49%
Canadian Government Real Return Bonds
0.25% 12/1/54	CAD	69,378	36,747
1.50% 12/1/44	CAD	83,824	59,960
4.00% 12/1/31	CAD	517,819	445,224
			541,931
France — 1.73%
French Republic Government Bonds OAT
144A 0.10% 3/1/26 #	EUR	186,850	198,248
144A 0.10% 3/1/29 #	EUR	576,496	603,991
144A 0.10% 3/1/36 #	EUR	136,738	133,767
144A 0.10% 7/25/38 #	EUR	366,078	349,913
4    NQ- 095 [0724] 0924 (3842461)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
France (continued)
French Republic Government Bonds OAT
144A 0.10% 7/25/47 #	EUR	117,205	$ 102,128
144A 0.10% 7/25/53 #	EUR	56,030	47,129
144A 3.15% 7/25/32 #	EUR	368,644	470,960
			1,906,136
Germany — 0.41%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/46 ■	EUR	170,247	172,797
0.50% 4/15/30 ■	EUR	260,548	283,572
			456,369
Italy — 1.07%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	570,922	537,610
144A 0.15% 5/15/51 #	EUR	57,806	40,118
144A 1.30% 5/15/28 #	EUR	358,730	387,136
144A 2.55% 9/15/41 #	EUR	184,221	213,995
			1,178,859
Japan — 0.38%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	59,533,650	418,669
			418,669
Spain — 0.36%
Spain Government Inflation Linked Bonds
144A 1.00% 11/30/30 #	EUR	239,556	260,926
144A 2.05% 11/30/39 #	EUR	120,611	142,266
			403,192
United Kingdom — 4.16%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29 ■	GBP	693,152	887,642
0.125% 3/22/51 ■	GBP	470,074	443,740
0.125% 11/22/56 ■	GBP	198,829	179,971
0.125% 3/22/68 ■	GBP	216,025	178,905
0.125% 3/22/73 ■	GBP	42,485	36,440
0.375% 3/22/62 ■	GBP	145,825	139,774
0.50% 3/22/50 ■	GBP	375,716	399,105
0.625% 3/22/40 ■	GBP	538,762	658,806
0.625% 11/22/42 ■	GBP	270,435	323,321
0.625% 3/22/45 ■	GBP	350,152	402,369
1.25% 11/22/32 ■	GBP	291,492	402,589
NQ- 095 [0724] 0924 (3842461)    5

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
United Kingdom (continued)
United Kingdom Inflation-Linked Gilt
2.00% 1/26/35 ■	GBP	167,500	$ 536,173
			4,588,835
Total Sovereign Bonds (cost $10,161,525)			9,744,957

US Treasury Obligations — 12.53%
US Treasury Floating Rate Notes
5.363% (USBMMY3M + 0.15%) 4/30/26 •		654,400	654,694
5.425% (USBMMY3M + 0.17%) 7/31/26 •		1,025,000	1,025,751
5.458% (USBMMY3M + 0.25%) 1/31/26 •		500	501
US Treasury Inflation Indexed Bonds
0.25% 2/15/50		379,066	241,035
0.75% 2/15/42		439,218	353,688
1.00% 2/15/49		486,264	382,588
1.50% 2/15/53		200,748	174,658
2.125% 2/15/40		150,248	152,797
3.875% 4/15/29		2,311,095	2,525,792
US Treasury Inflation Indexed Notes
0.125% 4/15/25		4,389,399	4,269,655
0.375% 1/15/27		1,910,860	1,830,100
1.375% 7/15/33		2,312,684	2,230,461
Total US Treasury Obligations (cost $13,847,968)			13,841,720
	Number of shares
Closed-Ended Trust — 0.37%
Sprott Physical Uranium Trust †	21,923	412,054
Total Closed-Ended Trust (cost $322,144)		412,054

Common Stocks — 63.15%
Consumer Staples — 0.72%
Bunge Global	4,306	453,120
Darling Ingredients †	8,698	345,572
		798,692
Energy — 8.75%
ARC Resources	12,415	214,822
Chesapeake Energy	6,518	497,519
Chord Energy	3,959	679,602
6    NQ- 095 [0724] 0924 (3842461)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Energy (continued)
Enbridge	27,176	$ 1,017,045
Granite Ridge Resources	21,022	144,001
Kimbell Royalty Partners	43,158	711,244
Parex Resources	15,063	225,948
Permian Resources	40,314	618,417
Schlumberger	22,174	1,070,782
Shell	42,314	1,542,933
TC Energy	24,419	1,036,788
Tourmaline Oil	9,874	434,466
Unit	12,033	432,105
Valaris †	7,178	564,119
Valero Energy	2,896	468,341
		9,658,132
Home Builders — 0.09%
Sekisui House	4,100	102,731
		102,731
Industrials — 6.98%
Arcosa	5,265	489,171
Athens International Airport	116,153	1,000,876
Atlas Arteria	291,898	1,002,551
CCR	433,276	951,405
Enav 144A #	237,190	1,014,512
Net Power †	12,378	118,334
Sacyr	282,720	998,845
Sunrun †	16,644	291,769
Transurban Group	112,038	956,109
Vinci	7,780	887,838
		7,711,410
Information Technology — 1.53%
Cellnex Telecom 144A #	38,989	1,359,809
Helios Towers †	77,900	126,299
NEXTDC †	18,519	203,936
		1,690,044
Materials — 11.59%
Air Products and Chemicals	926	244,325
Alcoa	17,193	568,057
Anglo American	35,460	1,075,017
CF Industries Holdings	14,302	1,092,530
Corteva	8,664	486,050
NQ- 095 [0724] 0924 (3842461)    7

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Materials (continued)
CRH	11,344	$ 964,888
Endeavour Mining	37,586	839,579
ERO Copper †	27,003	528,071
Glencore	150,103	832,898
Hudbay Minerals	88,481	737,931
Lifezone Metals †	19,582	154,502
Louisiana-Pacific	5,336	523,782
Metallus †	13,448	301,504
MP Materials †	28,653	387,389
Newmont	33,878	1,662,393
Nutrien	13,962	714,854
Sylvamo	5,397	397,813
West Fraser Timber	4,118	365,166
Wheaton Precious Metals	15,408	920,782
		12,797,531
Real Estate — 0.94%
Crown Castle	9,474	1,042,898
		1,042,898
Real Estate Operating Companies/Developer — 0.99%
Lendlease	25,321	104,521
Mitsubishi Estate	33,800	576,085
Sumitomo Realty & Development	12,300	406,549
		1,087,155
REIT Diversified — 2.35%
Charter Hall Group	28,456	237,634
DigitalBridge Group	16,972	239,814
Fastighets Balder Class B †	12,663	93,381
Inmobiliaria Colonial Socimi	16,528	96,148
Land Securities Group	14,803	121,050
Lifestyle Communities	9,079	53,667
Mapletree Logistics Trust	46,636	45,214
Shaftesbury Capital	36,348	71,166
Stockland	67,271	203,186
Sun Hung Kai Properties	13,456	116,509
United Urban Investment	202	193,355
VICI Properties	35,876	1,121,484
		2,592,608
8    NQ- 095 [0724] 0924 (3842461)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Healthcare — 2.50%
Alexandria Real Estate Equities	5,970	$ 700,221
American Healthcare REIT	12,702	202,470
Welltower	16,660	1,853,425
		2,756,116
REIT Hotel — 0.53%
Hoshino Resorts REIT REIT	38	131,462
Ryman Hospitality Properties	2,606	261,929
Sunstone Hotel Investors	18,217	188,728
		582,119
REIT Industrial — 2.83%
First Industrial Realty Trust	8,265	452,261
Goodman Group	29,591	683,141
Mitsubishi Estate Logistics REIT Investment	51	128,564
Nippon Prologis REIT	158	261,047
Prologis	9,140	1,152,097
Segro	22,184	261,119
Warehouses De Pauw CVA	6,890	186,645
		3,124,874
REIT Information Technology — 3.18%
American Tower	2,174	479,149
Digital Realty Trust	5,039	753,280
Equinix	2,474	1,955,054
Keppel REIT	215,500	327,194
		3,514,677
REIT Mall — 0.33%
Simon Property Group	2,400	368,256
		368,256
REIT Manufactured Housing — 0.80%
Equity LifeStyle Properties	4,260	292,577
Sun Communities	4,642	588,280
		880,857
REIT Multifamily — 2.23%
Advance Residence Investment	92	193,013
AvalonBay Communities	3,694	756,975
Boardwalk Real Estate Investment Trust	2,721	153,723
Equity Residential	7,286	507,324
InterRent Real Estate Investment Trust	14,018	129,451
LEG Immobilien	1,736	151,434
NQ- 095 [0724] 0924 (3842461)    9

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
UNITE Group	19,666	$ 241,051
Vonovia	10,778	330,456
		2,463,427
REIT Office — 1.28%
Castellum †	7,362	92,222
Derwent London	2,500	73,855
Fabege	6,978	58,515
Gecina	1,335	132,349
Kilroy Realty	9,294	343,599
Merlin Properties Socimi	31,071	354,827
Nippon Building Fund	57	219,977
Tokyu REIT	80	80,892
Wihlborgs Fastigheter	5,348	54,170
		1,410,406
REIT Retail — 0.48%
Frasers Centrepoint Trust	148,320	245,725
Link REIT	66,733	281,548
		527,273
REIT Self-Storage — 1.04%
Big Yellow Group	12,816	199,307
National Storage REIT	75,868	123,120
Public Storage	2,807	830,648
		1,153,075
REIT Shopping Center — 1.44%
Agree Realty	9,199	634,455
Federal Realty Investment Trust	3,191	356,275
Kite Realty Group Trust	24,285	598,868
		1,589,598
REIT Specialty — 0.93%
CBRE Group Class A †	1,271	143,254
Corp Inmobiliaria Vesta ADR	5,500	161,590
Invitation Homes	20,548	724,728
		1,029,572
Utilities — 11.64%
APA Group	106,775	553,432
EDP Renovaveis	67,347	1,046,979
Enel	136,315	973,177
Essential Utilities	25,013	1,016,778
10    NQ- 095 [0724] 0924 (3842461)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Utilities (continued)
National Grid	80,979	$ 1,027,476
Orsted 144A #, †	16,832	1,003,255
Pennon Group	127,264	1,017,459
Severn Trent	31,163	1,030,239
Snam	209,647	1,001,825
Spruce Power Holding †	32,180	110,056
SSE	41,680	1,008,731
Terna - Rete Elettrica Nazionale	121,030	1,007,848
United Utilities Group	75,600	1,004,696
Xcel Energy	18,111	1,055,509
		12,857,460
Total Common Stocks (cost $65,613,367)		69,738,911

Exchange-Traded Fund — 2.70%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	152,322	2,982,465
Total Exchange-Traded Fund (cost $3,116,889)		2,982,465

Short-Term Investments — 1.15%
Money Market Mutual Funds — 1.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	318,218	318,218
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	318,218	318,218
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	318,218	318,218
NQ- 095 [0724] 0924 (3842461)    11

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	318,218	$ 318,218
Total Short-Term Investments (cost $1,272,872)		1,272,872
Total Value of Securities—99.77% (cost $107,026,273)		110,170,379

Receivables and Other Assets Net of Liabilities—0.23%		257,322
Net Assets Applicable to 8,945,566 Shares Outstanding—100.00%		$110,427,701
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of Rule 144A securities was $14,914,860, which represents 13.51% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
†	Non-income producing security.
12    NQ- 095 [0724] 0924 (3842461)

(Unaudited)
The following forward foreign currency exchange contracts were outstanding at July 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	(267,309)	USD	178,994	8/23/24	$4,075	$—
CITI	CAD	18,967	USD	(13,792)	8/23/24	—	(45)
CITI	CAD	(764,894)	USD	562,974	8/23/24	8,576	—
CITI	EUR	(3,890,147)	USD	4,243,843	8/23/24	28,961	—
CITI	EUR	151,636	USD	(164,917)	8/23/24	—	(623)
CITI	GBP	(3,691,498)	USD	4,693,039	8/23/24	—	(53,692)
CITI	GBP	10,117	USD	(12,884)	8/23/24	125	—
HSBC	GBP	46,572	USD	(58,936)	8/23/24	949	—
JPMCB	EUR	57,467	USD	(61,844)	8/23/24	420	—
JPMCB	GBP	60,084	USD	(76,184)	8/23/24	1,076	—
JPMCB	JPY	(61,924,975)	USD	402,213	8/23/24	—	(12,655)
TD	CAD	18,497	USD	(13,554)	8/23/24	—	(147)
TD	EUR	43,902	USD	(47,230)	8/23/24	337	—
Total Forward Foreign Currency Exchange Contracts						$44,519	$(67,162)
The use of forward foreign currency exchange contracts involves elements of market risk and the risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
JPMCB – JPMorgan Chase Bank
OAT – Obligations Assimilables du Trésor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
Summary of currencies:
AUD – Australian Dollar
NQ- 095 [0724] 0924 (3842461)    13

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
Summary of currencies: (continued)
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
14    NQ- 095 [0724] 0924 (3842461)